Short Term Investments - Available for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Cost and Fair Value of Investments
	December 31,	December 31,
	2013	2012
	(in thousands)

At start of year	$76,183	$54,940
Additions	172,168	102,575
Disposals	(109,795)	(82,193)
Unrealized capital gain/(loss) - investments	(239)	861

At end of year	$138,317	$76,183